Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Entity	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Depreciation | $	$ 190.4	$ 169.9	$ 137.4
Operating Segments | Personal Lines Segment | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages | Entity	35,000